COMPANY'S OPERATIONS - Forestry assets acquisition (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 23, 2023
Forestry assets acquisition [Member]
COMPANY'S OPERATIONS [Line Items]
Amount of cash payment for acquisition of forestry assets	R$ 1,826,000
Timber VII SPE S.A. [Member]
COMPANY'S OPERATIONS [Line Items]
Percentage of forestry assets acquired		100.00%
Timber XX SPE S.A. [Member]
COMPANY'S OPERATIONS [Line Items]
Percentage of forestry assets acquired		100.00%